Offerings	Aug. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	5,720,088
Proposed Maximum Offering Price per Unit	4.46
Maximum Aggregate Offering Price	$ 25,511,592.48
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,905.82
Offering Note	(1) Estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the securities as reported on a when-issued basis on the New York Stock Exchange on August 4, 2025, a date that is within five business days prior to filing. (2) Estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the securities as reported on a when-issued basis on the New York Stock Exchange on August 4, 2025, a date that is within five business days prior to filing.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, no par value per share
Amount Registered | shares	3,080,047
Proposed Maximum Offering Price per Unit	10.65
Maximum Aggregate Offering Price	$ 32,802,500.55
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,022.06
Offering Note	(1) Estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the securities as reported on a when-issued basis on the New York Stock Exchange on August 4, 2025, a date that is within five business days prior to filing. (2) Estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the securities as reported on a when-issued basis on the New York Stock Exchange on August 4, 2025, a date that is within five business days prior to filing.